Equity	12 Months Ended
Dec. 31, 2017
Equity.
Equity

19.Equity

a)Issued capital and authorized shares, all registered and without par value

	Company´s capital is - R$	Common shares	Preferred shares	Class “A” preferred share	Class “C” preferred share	Class “D” preferred share

At December 31, 2017	2,163.4	928,965,058	321,753,720		—	—
At December 31, 2016	1,488.6	928,965,058	—	180,485,574	10,843,792	63,241,900

Conversion of shares

On February 3, 2017, the Company undertook a one for one stock conversion of all of our 10,843,792 Class C preferred shares and all of our 63,241,900 Class D preferred shares into Class A preferred shares. As a result, all Class A preferred shares were simultaneously renamed “preferred shares”.

Each common share entitles its holder to 1 (one) vote in the General Shareholders’ Meeting.

Preferred shares of any class are not entitled to vote.

Preferred shares have: i) priority of reimbursement of capital upon liquidation; ii) the right to be included in a public offering of the Company for a purchase of shares upon transfer of the Company’s control for the same conditions as the common shareholders and for a price per share equivalent to seventy-five (75) times the price per share paid to the controlling shareholder; iii) in case of the Company’s liquidation, the right to receive amounts equivalent to seventy-five (75) times the price per common share upon splitting of the remaining assets among the shareholders; and iv) the right to receive dividends in an amount equivalent to seventy-five (75) times the price paid per common share.

Stock Split

On February 23, 2017, the Company’s shareholders approved the split of the shares in the proportion of two shares of the same class for each one currently existing all periods were adjusted to reflect the stock split.

Issuance of shares and issued capital

i.IPO

On April 10, 2017, the Company approved a capital increase in the total amount of R$1,323.0 for the subscription of 63,000,000 preferred shares of Azul.

On April 19, 2017, the Company concluded its global initial public offering (“IPO”) of 96,239,837 shares of preferred stock, of which 63,000,000 preferred shares were offered by Azul and 33,239,837 preferred shares were offered by selling shareholders, at an offering price of R$21.00 per preferred share and US$20.06 per ADS (each ADS represents three preferred shares).

ii.Exercise of stock options

During the year ended December 31, 2017, the Company approved shares issuance in the amount of R$13.3 comprised of 4,182,454 preferred shares in connection with the exercise of stock options.

b)Share issuance costs

As set forth Pronouncement CPC 08 — Costs of Transaction and Premium on the Issuance of Marketable Securities, the Company accounted for the underwriter fees and other offering costs directly attributable to the IPO as a deduction from equity, net of tax effects. The amounts recorded are as follows:

December 31, 2017

Shared issued costs	68.6
Tax credits from income tax and social contribution	(23.3)

Shared issued costs, net	45.3

Additional share issuance costs of R$26.0 were recognized in 2017 in relation to the obligation to HNA arising from the capital contribution in 2016 as explained in Note 12 g).

c)Capital reserve

c.1)     Share-based payments:

The share-based payment reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their compensation. For the exercise ended December 31, 2017, the Company recognized compensation expense for an amount of R$29.9 (December 31, 2016 — R$9.9) in “Salaries, wages and benefits”.

c.2)As of December 31, 2016, the Company recognized the amount in excess of par value of the shares issued to HNA in capital reserves in the total amount of R$487.9. See Note 12 b) i.

c.3)As of April 10, 2017, the Company recognized the amount in excess of par value of the shares issued to IPO in capital reserves in the total amount of R$646.5 net of foreign exchange loss of R$15.0. See Note 19.

c.4)As of December 31, 2017, the Company recognized the amount in excess of par value of the shares issued to exercise for stock options in capital reserves in the total amount of R$10.2.

c.5)As of December 31, 2017, the Company recognized the amount of R$5.6 relating to 781,225 shares issued to the Company key management personnel, in connection with the share based option plan, not yet fully paid for.

d)Dividends

According to the by-laws of the Company, unless the right is waived by all shareholders, the shareholders are guaranteed a minimum mandatory dividend equal to 0.1% of net income of the Company after the deduction of legal reserve, contingency reserves, and the adjustment prescribed by Law No. 6,404/76 (Brazilian Corporate Law). If the Company has accumulated losses, there will be no distribution of dividends.

Interest paid on equity, which is deductible for income tax purposes, may be deducted from the minimum mandatory dividends to the extent that it has been paid or credited. Interest paid on equity is treated as dividend payments for accounting purposes.

Dividends are subject to approval by the Annual Shareholders Meeting. The Company has not distributed dividends for the exercise ended December 31, 2017 and 2016.

e)Other comprehensive loss

Changes in fair value of derivative instruments designated as cash flow hedges are recognized in other comprehensive loss, net of tax effects, for a loss of R$11.2 and R$33.8, as of December 31, 2017 and 2016 (net of R$3.5 and R$17.4 tax effect) respectively.

f)Treasury shares

During the year ended of December 31, 2017, the Company acquired 103,000 treasury shares, totaling R$2.7.